Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Note payable for commitment fees	$ 60,000	$ 60,000	$ 50,000
Principal payments on note payable		600,000
Additional note payable for commitment fees		40,000
Principal payments on note payable		400,000
Issuance of notes payable		185,000
Discount on investments		30,000
Proceeds on note payable		750,000
Commitment fee, net		75,000
Accrued interest		15,984
Convertible note payable		$ 15,000
Issuance of common stock to directors in payment of accounts payable	75,000
Issuance of common stock to directors in payment of prepaid fees for services	37,500
Issuance of common stock to stockholders relations agent of accounts payable	30,000
Issuance of common stock to stockholders relations agent prepaid fees	$ 22,500